Stockholders' Equity	3 Months Ended	12 Months Ended
	May 31, 2021	Feb. 28, 2021
Stockholders' Equity Note [Abstract]
Stockholders' Equity

15.	Stockholders’ Equity
The following table reflects the changes in our outstanding stock:

	Class A	Class V	Series B-1	Series B-2
Balance, February 28, 2021	187,051,142	35,636,680	8,120,367	3,372,184
	—	—	—	—

Balance, May 31, 2021	187,051,142	35,636,680	8,120,367	3,372,184

As reflected in the table above, there was no stock activity during the period from February 28, 2021 through May 31, 2021.
See Note 23,
Subsequent Events
for information related to the conversion of the Series
B-1
common stock into Class A Common Stock.
Membership Units
Prior to the Business Combination, E2open Holdings had three classes of units: Class A,
Class A-1
and Class B. Class A units were the only units with voting rights. Holders of Class A and
Class A-1
units were entitled to priority distributions until each unit received $1.00 per unit. Remaining distributions, if any, were made pro rata to all units. Class B units were incentive, profit-interest units issued to management, which participated as long as E2open Holdings made distributions to any Class A units equal to the participation level of the applicable Class B units.
During the three months ended May 31, 2020, we received $1.8 million in proceeds from the sale of membership units.

18.	STOCKHOLDERS’ EQUITY
Class A Common Stock

The Company is authorized to issue 2,500,000,000 Class A common stock with a par value of $0.0001 per share. Holders of the Company’s Class A Common Stock are entitled to one vote for each share. As of February 28, 2021, there were 187,051,142 shares of Class A Common Stock issued and outstanding. See Note 26,
Subsequent Events
for additional information regarding the Form
S-1
registration statement and effectiveness.
Class V Common Stock
The Company is authorized to issue 40,000,000 Class V common stock with a par value of $0.0001 per share. These shares have no economic value but entitle the holder to one vote per share. As of February 28, 2021, there were 35,636,680 shares of Class V Common Stock issued and outstanding and 4,363,320 shares of Class V Common Stock held by the Company in treasury.
The following table reflects the changes in the Company’s outstanding stock:

	Class A	Class V	Series B-1	Series B-2
Balance, February 4, 2021	187,051,142	35,636,680	8,120,367	3,372,184
	—	—	—
Balance, February 28, 2021	187,051,142	35,636,680	8,120,367	3,372,184

As reflected in the table above, there was no stock activity during the period from February 4, 2021 through February 28, 2021.
Membership Units
Prior to the Business Combination, E2open Holdings had three classes of units: Class A,
Class A-1
and Class B. Class A units were the only units with voting rights. Holders of Class A and
Class A-1
units were entitled to priority distributions until each unit received $1.00 per unit. Remaining distributions, if any, were made pro rata to all units. Class B units were incentive, profit-interest units issued to management, which participated as long as E2open Holdings made distributions to any Class A units equal to the participation level of the applicable Class B units.
Issued and outstanding Class A and
Class A-1
units were 349.6 million and 7.2 million, respectively, as of February 3, 2021, and 349.0 million and 6.1 million, respectively, as of February 29, 2020. During the period from March 1, 2020 through February 3, 2021 and the fiscal years ended February 29, 2020 and February 28, 2019, the Company received $3.5 million, $0.1 million and $0.1 million proceeds from the sale of membership units, respectively.